Shareholder Report, Average Annual Return (Details)	7 Months Ended	11 Months Ended	12 Months Ended	16 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000245547
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Macquarie Energy Transition ETF
C000251129
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Macquarie Focused Emerging Markets Equity ETF
C000249711
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Macquarie Focused Large Growth ETF
C000245546
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Macquarie Global Listed Infrastructure ETF
C000245548
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Macquarie Tax-Free USA Short Term ETF
Without Sales Load [Member] | C000245547
Average Annual Return [Line Items]
Average Annual Return, Percent			(6.57%)	1.80%
Without Sales Load [Member] | C000251129
Average Annual Return [Line Items]
Average Annual Return, Percent	2.60%
Without Sales Load [Member] | C000249711
Average Annual Return [Line Items]
Average Annual Return, Percent		4.65%
Without Sales Load [Member] | C000245546
Average Annual Return [Line Items]
Average Annual Return, Percent			3.88%	4.39%
Without Sales Load [Member] | C000245548
Average Annual Return [Line Items]
Average Annual Return, Percent			3.50%	3.79%
MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (net)
Average Annual Return, Percent			7.15%	15.97%
MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (net)
Average Annual Return, Percent	3.46%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Average Annual Return, Percent		7.97%
MSCI World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index (net)
Average Annual Return, Percent			7.04%	16.53%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			1.22%	3.10%
S&P 1500 Energy Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 1500 Energy Sector Index
Average Annual Return, Percent			1.28%	10.98%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Average Annual Return, Percent		7.20%
S&P Global Infrastructure Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global Infrastructure Index (net)
Average Annual Return, Percent			17.76%	17.78%
Bloomberg Municipal Short (1-5 Year) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Short (1-5 Year) Index
Average Annual Return, Percent			3.29%	3.31%